LONG-TERM DEBT - Summary of Long-term Debt (Details)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Oct. 31, 2023 USD ($)	Sep. 21, 2023 USD ($)	Dec. 31, 2022 CAD ($)	Mar. 11, 2022 CAD ($)	Mar. 11, 2022 USD ($)
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 39,755,000,000				$ 29,905,000,000
Deferred transaction costs and discounts	(1,040,000,000)				(1,122,000,000)
Less current portion	(1,100,000,000)				(1,828,000,000)
Term Loan Facilities | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount		$ 4,400,000,000
Senior Notes Due 2023 - 3.000% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 500,000,000	$ 500,000,000
Interest rate	3.00%	3.00%
Senior Notes Due 2023 - 4.100%
Disclosure of detailed information about borrowings [line items]
Principal amount			$ 850,000,000
Interest rate			4.10%
Senior Notes Due 2023 - 4.100% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount		$ 850,000,000
Interest rate	4.10%	4.10%
Senior Notes Due 2024 - 4.000% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 600,000,000
Interest rate	4.00%	4.00%
Senior Notes Due 2024 - 4.350% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 500,000,000
Interest rate	4.35%	4.35%
Senior Notes Due 2025 - 2.950% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount		$ 1,000,000,000					$ 1,000,000,000
Interest rate	2.95%	2.95%				2.95%	2.95%
Senior Notes Due 2025 - 3.100% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 1,250,000,000					$ 1,250,000,000
Interest rate	3.10%	3.10%				3.10%	3.10%
Senior Notes Due 2025 - 3.625% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount		$ 700,000,000
Interest rate	3.625%	3.625%
Senior Notes Due 2026 - 5.650% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount		$ 500,000,000		$ 500,000,000
Interest rate	5.65%	5.65%		5.65%
Senior Notes Due 2026 - 2.900% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount		$ 500,000,000
Interest rate	2.90%	2.90%
Senior Notes Due 2027 - 3.650% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 1,500,000,000
Interest rate	3.65%	3.65%
Senior Notes Due 2027 - 3.800% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 300,000,000
Interest rate	3.80%	3.80%
Senior Notes Due 2027 - 3.200% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount		$ 1,300,000,000					$ 1,300,000,000
Interest rate	3.20%	3.20%				3.20%	3.20%
Senior Notes Due 2028 - 5.700% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount		$ 1,000,000,000		$ 1,000,000,000
Interest rate	5.70%	5.70%		5.70%
Senior Notes Due 2028 - 4.400% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount		$ 500,000,000
Interest rate	4.40%	4.40%
Senior Notes Due 2029 - 3.300% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 500,000,000
Interest rate	3.30%	3.30%
Senior Notes Due 2029 - 3.750% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 1,000,000,000					$ 1,000,000,000
Interest rate	3.75%	3.75%				3.75%	3.75%
Senior Notes Due 2029 - 3.250% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 1,000,000,000
Interest rate	3.25%	3.25%
Senior Notes Due 2030 - 5.800% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 500,000,000			$ 500,000,000
Interest rate	5.80%	5.80%		5.80%
Senior Notes Due 2030 - 2.900% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 500,000,000
Interest rate	2.90%	2.90%
Senior Notes Due 2032 - 3.800% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount		$ 2,000,000,000					$ 2,000,000,000
Interest rate	3.80%	3.80%				3.80%	3.80%
Senior Notes Due 2032 - 4.250% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 1,000,000,000					$ 1,000,000,000
Interest rate	4.25%	4.25%				4.25%	4.25%
Senior Debentures Due 2032 - 8.750% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount		$ 200,000,000
Interest rate	8.75%	8.75%
Senior Notes Due 2033 - 5.900% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 1,000,000,000			$ 1,000,000,000
Interest rate	5.90%	5.90%		5.90%
Senior Notes Due 2038 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount		$ 350,000,000
Interest rate	7.50%	7.50%
Senior Notes Due 2039 - 6.680% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 500,000,000
Interest rate	6.68%	6.68%
Senior Notes Due 2039 - 6.750% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 1,450,000,000
Interest rate	6.75%	6.75%
Senior Notes Due 2040 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 800,000,000
Interest rate	6.11%	6.11%
Senior Notes Due 2041 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 400,000,000
Interest rate	6.56%	6.56%
Senior Notes Due 2042 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount		$ 750,000,000					$ 750,000,000
Interest rate	4.50%	4.50%				4.50%	4.50%
Senior Notes Due 2043 - 4.500% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount		$ 500,000,000
Interest rate	4.50%	4.50%
Senior Notes Due 2043 - 5.450% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount		$ 650,000,000
Interest rate	5.45%	5.45%
Senior Notes Due 2044 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount		$ 1,050,000,000
Interest rate	5.00%	5.00%
Senior Notes Due 2048 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount		$ 750,000,000
Interest rate	4.30%	4.30%
Senior Notes Due 2049 - 4.250% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount		$ 300,000,000
Interest rate	4.25%	4.25%
Senior Notes Due 2049 - 4.350% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount		$ 1,250,000,000
Interest rate	4.35%	4.35%
Senior Notes Due 2049 - 3.700% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount		$ 1,000,000,000
Interest rate	3.70%	3.70%
Senior Notes Due 2052 - 4.550% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount		$ 2,000,000,000					$ 2,000,000,000
Interest rate	4.55%	4.55%				4.55%	4.55%
Senior Notes Due 2052 - 5.250% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 1,000,000,000					$ 1,000,000,000
Interest rate	5.25%	5.25%				5.25%	5.25%
Subordinated Notes Due 2081 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 2,000,000,000
Interest rate	5.00%	5.00%
Subordinated Notes Due 2082 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount		$ 750,000,000
Interest rate	5.25%	5.25%
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 41,895,000,000				32,855,000,000
Gross carrying amount | Term Loan Facilities
Disclosure of detailed information about borrowings [line items]
Long-term debt	4,400,000,000
Gross carrying amount | Term Loan Facilities | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	4,286,000,000				0
Gross carrying amount | Senior Notes Due 2023 - 3.000% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	0				677,000,000
Gross carrying amount | Senior Notes Due 2023 - 4.100% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	0				1,151,000,000
Gross carrying amount | Senior Notes Due 2024 - 4.000% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	600,000,000				600,000,000
Gross carrying amount | Senior Notes Due 2024 - 4.350% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	500,000,000				0
Gross carrying amount | Senior Notes Due 2025 - 2.950% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	1,323,000,000				1,354,000,000
Gross carrying amount | Senior Notes Due 2025 - 3.100% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	1,250,000,000				1,250,000,000
Gross carrying amount | Senior Notes Due 2025 - 3.625% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	926,000,000				948,000,000
Gross carrying amount | Senior Notes Due 2026 - 5.650% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	500,000,000				0
Gross carrying amount | Senior Notes Due 2026 - 2.900% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	661,000,000				677,000,000
Gross carrying amount | Senior Notes Due 2027 - 3.650% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	1,500,000,000				1,500,000,000
Gross carrying amount | Senior Notes Due 2027 - 3.800% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	300,000,000				0
Gross carrying amount | Senior Notes Due 2027 - 3.200% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	1,719,000,000				1,761,000,000
Gross carrying amount | Senior Notes Due 2028 - 5.700% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	1,000,000,000				0
Gross carrying amount | Senior Notes Due 2028 - 4.400% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	500,000,000				0
Gross carrying amount | Senior Notes Due 2029 - 3.300% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	500,000,000				0
Gross carrying amount | Senior Notes Due 2029 - 3.750% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	1,000,000,000				1,000,000,000
Gross carrying amount | Senior Notes Due 2029 - 3.250% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	1,000,000,000				1,000,000,000
Gross carrying amount | Senior Notes Due 2030 - 5.800% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	500,000,000				0
Gross carrying amount | Senior Notes Due 2030 - 2.900% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	500,000,000				0
Gross carrying amount | Senior Notes Due 2032 - 3.800% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	2,645,000,000				2,709,000,000
Gross carrying amount | Senior Notes Due 2032 - 4.250% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	1,000,000,000				1,000,000,000
Gross carrying amount | Senior Debentures Due 2032 - 8.750% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	265,000,000				271,000,000
Gross carrying amount | Senior Notes Due 2033 - 5.900% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	1,000,000,000				0
Gross carrying amount | Senior Notes Due 2038 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	463,000,000				474,000,000
Gross carrying amount | Senior Notes Due 2039 - 6.680% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	500,000,000				500,000,000
Gross carrying amount | Senior Notes Due 2039 - 6.750% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	1,450,000,000				0
Gross carrying amount | Senior Notes Due 2040 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	800,000,000				800,000,000
Gross carrying amount | Senior Notes Due 2041 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	400,000,000				400,000,000
Gross carrying amount | Senior Notes Due 2042 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	992,000,000				1,016,000,000
Gross carrying amount | Senior Notes Due 2043 - 4.500% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	661,000,000				677,000,000
Gross carrying amount | Senior Notes Due 2043 - 5.450% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	860,000,000				880,000,000
Gross carrying amount | Senior Notes Due 2044 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	1,389,000,000				1,422,000,000
Gross carrying amount | Senior Notes Due 2048 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	992,000,000				1,016,000,000
Gross carrying amount | Senior Notes Due 2049 - 4.250% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	300,000,000				0
Gross carrying amount | Senior Notes Due 2049 - 4.350% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	1,653,000,000				1,693,000,000
Gross carrying amount | Senior Notes Due 2049 - 3.700% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	1,323,000,000				1,354,000,000
Gross carrying amount | Senior Notes Due 2052 - 4.550% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	2,645,000,000				2,709,000,000
Gross carrying amount | Senior Notes Due 2052 - 5.250% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	1,000,000,000				1,000,000,000
Gross carrying amount | Subordinated Notes Due 2081 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	2,000,000,000				2,000,000,000
Gross carrying amount | Subordinated Notes Due 2082 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 992,000,000				$ 1,016,000,000